AUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenue	$ 12,340,927	$ 7,012,964	$ 36,145,589	$ 20,261,172
Cost of revenue	9,039,577	5,757,307	29,608,932	13,391,504
Gross profit	3,301,350	1,255,657	6,536,657	6,869,668
Operating expenses:
Selling and marketing	332,310	31,350	417,249	119,847
General and administration	2,701,145	1,718,590	8,552,966	5,721,633
Acquisition related expenses	209,344	375,405	1,585,136	1,655,962
Depreciation and amortization	689,100	111,628	1,361,169	166,208
Operating expenses	3,931,899	2,236,973	11,916,520	7,663,650
Operating income (loss):	(630,549)	(981,316)	(5,379,863)	(793,982)
Interest expense	(90,806)	(113,746)	(751,074)	(238,471)
Interest income/other income	0	2,005	0	89,918
Other income	(4,149)	(2,304)	16,604	0
Change due to estimate correction	0	0	(410,817)	0
Total other income (expenses)	(94,955)	(114,045)	(1,145,287)	(148,553)
Net income (loss) before income taxes	(725,504)	(1,095,361)	(6,525,150)	(942,535)
Income tax benefit (provision)	0	(2,020)	3,747,846	128,460
Net income (loss) after tax	(725,504)	(1,097,381)	(2,777,304)	(814,075)
Dividend on Preference Shares	(499,965)	0	0	0
Net income (loss) attributable to the Company	(1,225,469)	(1,097,381)	(2,780,686)	(814,075)
Non-controlling interest	3,516	0	(3,382)	0
Foreign exchange translation adjustment	5,335	(62,890)	(7,426)	0
Net income (loss)	$ (1,216,618)	$ (1,160,271)	$ (2,788,112)	$ (814,075)
Basic income (loss) per share	$ (0.09)	$ (0.09)	$ (0.21)	$ (0.07)
Diluted income (loss) per share	$ (0.09)	$ (0.09)	$ (0.21)	$ (0.07)
Basic weighted average number of shares	14,094,536	11,874,361	13,068,597	11,101,198
Diluted weighted average number of shares	14,094,536	11,874,361	13,068,597	11,101,198